Average Annual Total Returns - Cohen & Steers Realty Shares	May 01, 2021
FTSE [Member]
Average Annual Return:
1 Year	(5.12%)	[1]
5 Years	5.71%	[1]
10 Years	8.79%	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.21%	[1]
10 Years	13.88%	[1]
Class L
Average Annual Return:
1 Year	(2.88%)
5 Years	6.94%
10 Years	9.25%
Class L | After Taxes on Distributions
Average Annual Return:
1 Year	(4.27%)
5 Years	4.14%
10 Years	6.72%
Class L | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(1.30%)
5 Years	4.75%
10 Years	6.74%
Class Z
Average Annual Return:
1 Year	(2.81%)
5 Years		[2]
10 Years		[2]
Inception Date	Jul. 01, 2019
Class R
Average Annual Return:
1 Year	(3.31%)
5 Years		[2]
10 Years		[2]
Inception Date	Jul. 01, 2019
Class A
Average Annual Return:
1 Year	(7.50%)
5 Years		[2]
10 Years		[2]
Inception Date	Jul. 01, 2019
Class C
Average Annual Return:
1 Year	(4.74%)
5 Years		[2]
10 Years		[2]
Inception Date	Jul. 01, 2019
Class I
Average Annual Return:
1 Year	(2.90%)
5 Years		[2]
10 Years		[2]
Inception Date	Jul. 01, 2019

[1]	Total return for the Linked Benchmark and the S&P 500 Index for the period July 1, 2019 through December 31, 2020 was 1.74% and 19.27%, respectively.
[2]	The inception date for Class A, Class C, Class I, Class R and Class Z shares is July 1, 2019. Since inception and through December 31, 2020, Class A, Class C, Class I, Class R and Class Z share had a return before taxes of 0.93%, 3.40%, 4.32%, 3.90% and 4.42%, respectively.